FINANCIAL EXPENSE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
FINANCIAL EXPENSE [Abstract]
Interest income			$ 3
Interest expenses	(35)	(29)
Fair value adjustments for deferred revenues	(55)
Exchange rate loss and bank charges	(262)	(257)	(194)
Financial expense	$ (352)	$ (286)	$ (191)